Basis of Presentation - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Significant Accounting Policies [Line Items]
Decrease in Net cash provided by (used in) operating activities	¥ (1,900,047)	¥ (2,524,932)
Increase in Net cash provided by (used in) investing activities	121,329	(393,426)
Total assets	204,178,804		¥ 204,255,642
Trust and Custody Services Bank Ltd [Member]
Significant Accounting Policies [Line Items]
Total assets	¥ 9,000,000
Accounting Standards Update 2016-18 [Member]
Significant Accounting Policies [Line Items]
Decrease in Net cash provided by (used in) operating activities		(3,415)
Increase in Net cash provided by (used in) investing activities		¥ 3,932,027